SUPPLIER FINANCE PROGRAMS (Details) ₫ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)
Carrying amount of liabilities part of supplier finance program
Opening balance	₫ 240,318	$ 9,592,767
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Added during the year	₫ 973,917	$ 38,875,818	₫ 240,318
Settled during the year	(278,315)	(11,109,492)
Ending balance	₫ 935,920	$ 37,359,093	₫ 240,318	$ 9,592,767
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Supplier finance program, payment	₫ 343,250	$ 13,701,501	₫ 64,230
Interest charged under the arrangement	9.64%	9.64%	9.94%	9.94%
Maximum
Carrying amount of liabilities part of supplier finance program
Liabilities that are part of the arrangement	180 days	180 days	180 days	180 days